Earnings per Share (Schedule of earnings per share, basic and diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Net income	$ 49,844	$ 119,063	$ 57,394
Dividends on series B preferred shares	(5,769)	(5,769)	(5,769)
Net income attributable to common stockholders	$ 44,075	$ 113,294	$ 51,625
Weighted average number of common shares, basic	100,166,629	80,061,040	81,121,781
Earnings per share, basic	$ 0.44	$ 1.42	$ 0.64
Unrealized gain from warrants (Note 11(g))	$ (1,583)	$ 0	$ 0
Adjusted net income attributable to common stockholders	$ 42,492	$ 113,294	$ 51,625
Incremental shares	1,710,513	3,257,861	3,735,059
Weighted average number of common shares, diluted	101,877,142	83,318,901	84,856,840
Earnings per share, diluted	$ 0.42	$ 1.36	$ 0.61